Current and Non-Current Liabilities (actual & previous) (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Amounts recovered or settled within one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	€ 550,747	€ 522,885
Central bank funds purchased and securities sold under repurchase agreements	17,591	25,035
Securities loaned	6,688	3,598
Financial liabilities at fair value through profit or loss	473,165	576,336
Other short-term borrowings	18,411	17,295
Other liabilities	127,388	150,253
Provisions	5,219	10,973
Liabilities for current tax	366	723
Long-term debt	46,403	28,758
Trust preferred securities	4,825	2,197
Total liabilities before deferred tax liabilities	1,250,802	1,338,054
Amounts recovered or settled after one year [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	30,065	27,319
Central bank funds purchased and securities sold under repurchase agreements	515	705
Securities loaned	1	0
Financial liabilities at fair value through profit or loss	5,471	5,635
Other short-term borrowings	0	0
Other liabilities	4,820	5,187
Provisions	0	0
Liabilities for current tax	635	606
Long-term debt	113,313	143,558
Trust preferred securities	666	4,716
Total liabilities before deferred tax liabilities	155,486	187,186
Total [Member]
Current and Non-Current Liabilities (actual & previous) [Line Items]
Deposits	580,812	550,204
Central bank funds purchased and securities sold under repurchase agreements	18,105	25,740
Securities loaned	6,688	3,598
Financial liabilities at fair value through profit or loss	478,636	581,971
Other short-term borrowings	18,411	17,295
Other liabilities	132,208	155,440
Provisions	5,219	10,973
Liabilities for current tax	1,001	1,329
Long-term debt	159,715	172,316
Trust preferred securities	5,491	6,373
Total liabilities before deferred tax liabilities	1,406,287	1,525,240
Deferred tax liabilities	346	486
Total liabilities	€ 1,406,633	€ 1,525,727